Income taxes - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes charged/(credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges and other reserves	€ (24)	€ 0	€ 11
Deferred tax on net gain/loss on pension plan remeasurements	1	16	(43)
Current tax on net gain/loss on pension plan remeasurements	0	0	8
Total taxes charged/(credited) to OCI	(23)	16	(24)
Taxes charged/(credited) to equity:
Deferred tax charge/(credit): cash flow hedges	3	(7)	(31)
Deferred tax charge/(credit): share-based compensation	6	0	(1)
Total taxes charged/(credited) to equity	€ 9	€ (7)	€ (32)